Property and Equipment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 294,125	$ 280,128	$ 70,357
Capital leased property and equipment, net		117,174	72,260
Capital leased property and equipment, accumulated depreciation		24,011	13,217
Grant money from the NTIA's broadband technology opportunities program	0		9,319	22,826
Capitalized interest		12,636	12,970	5,472
Capitalized labor costs included in fixed assets		42,685	28,613	9,373
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 10,794	$ 8,512	$ 3,142